Short-term debt (Tables)	9 Months Ended
Sep. 30, 2022
Short-term debt.
Schedule of short-term debt

Short-term debt

in € THOUS

	September 30,	December 31,
	2022	2021
Commercial paper program	411,820	715,153
Borrowings under lines of credit	131,621	463,091
Other	82	109
Short-term debt from unrelated parties	543,523	1,178,353
Short-term debt from related parties (see note 4 c)	39,000	77,500
Short-term debt	582,523	1,255,853